UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
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               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
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     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
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45402-1819
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     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
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Date of fiscal year end:     December 31
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Date of reporting period:       September 30, 2006
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     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.







ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
September 30, 2006
(UNAUDITED)




                                Principal           Market           Percent of
Security                          Amount             Value           Net Assets


U.S. AGENCY STEP-UP OBLIGATIONS (1):

Maturity of 1 - 5 years:
Federal Natl Mtg Assn Step Up Note     $765,000          $752,091          5.8%
4.000% Due 02-26-10

Maturity of 5 - 10 years:
Federal Home Ln Bks     800,000          795,750
4.000% Due 10-28-11
Federal Home Ln Bks     700,000          688,844
5.000% Due 07-30-13
Federal Natl Mtg Assn Mtn     1,000,000          984,062
5.000% Due 02-25-15
               2,468,656          19.0%

Maturity of 10 - 20 years:
Federal Home Ln Bks     2,000,000          1,944,375
5.000% Due 06-04-18
Federal Home Ln Bks     500,000          471,719
4.250% Due 07-16-18
Federal Home Ln Mtg Corp Mtn     390,000          387,045
5.125% Due 08-15-18
Federal Home Ln Mtg Corp Step Up     750,000          742,454
5.000% Due 09-21-18
Federal Natl Mtg Assn Mtn     300,000          293,250
5.000% Due 09-17-19
               3,838,843          29.6%

TOTOAL U.S. AGENCY STEP-UP
OBLIGATIONS (Cost $7,198,975)               7,059,590          54.4%


U.S. CORPORATE OBLIGATIONS:

Maturity of 10 - 20 years:
Intl Bk Recon Dev Mtns Be     850,000          802,187
7.000% Due 08-13-18
Morgan Stanley DW Disc Srmtns     250,000          248,125
8.000% Due 07-06-21
Toyota Mtr Crd Corp     350,000          347,375
8.000% Due 09-21-21
General Elec Cap Corp Mtn Be     200,000          188,139
4.875% Due 10-28-21
Household Fin Corp Int Nt Be     300,000          301,408
7.750% Due 04-15-22

TOTAL U.S. CORPORATE OBLIGATIONS
(Cost $1,967,661)               1,887,234          14.5%


FOREIGN SOVEREIGN OBLIGATIONS:

Maturity of 5 - 10 years:
Bayerische Lndbk Note     350,000          333,375          2.6%
6.750% Due 10-29-13
(Cost $350,000)


TAXABLE MUNICIPAL OBLIGATIONS:

Maturity/call of less than 1 year:
Ohio State     750,000          765,000          5.9%
7.600% Due 10-01-16, to be called 10-01-06

Maturity of 1 - 5 years:
Chicago Heights IL     170,000          173,330
7.350% Due 12-01-07
Minneapolis MN Cmty Dev     200,000          201,076
10.400% Due 12-01-07
Maricopa Cnty AZ Indl Dv Sr Living     420,000          417,908
6.000% Due 07-01-08
Oklahoma City OK Arpt Trust     280,000          280,000
6.950% Due 07-01-08
Dayton OH     140,000          140,000
6.250% Due 11-01-08
Dayton OH Economic Dev Rev     140,000          143,569
6.380% Due 12-01-09
               1,355,883          10.5%

Maturity of 5 - 10 years:
Denver CO City & Cnty Sd 1      500,000          539,300
6.940% Due 12-15-12
Dayton OH     250,000          250,000
6.500% Due 11-01-13
Sacramento CA Redev Agy     200,000          206,650
6.375% Due 11-01-13
               995,950          7.7%

Maturity of 10 - 20 years:
Palmdale CA Redev     225,000          233,890                1.8%
7.900% Due 09-01-17

TOTAL TAXABLE MUNICIPAL
OBLIGATIONS (Cost $3,370,962)               3,350,723          25.9%

TOTAL U.S. AGENCY STEP-UP, U.S.
CORPORATE, FOREIGN SOVEREIGN AND
TAXABLE MUNICIPAL OBLIGATIONS
(Cost $12,887,598)               12,630,922          97.4%

SHORT-TERM OBLIGATIONS
First American Treasury Obligations               16,398
Federated Prime Obligations               150,000

TOTAL SHORT-TERM OBLIGATIONS               166,398          1.3%
(Cost $166,398)

TOTAL INVESTMENTS               12,797,320          98.7%
(Cost $13,053,996) (2)

OTHER ASSETS AND LIABILITIES               163,624          1.3%

Net Assets               $12,960,944          100.0%


(1) Interest rates listed for step-up bonds are the rates as of September 30, 2006.

(2) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note A)

NOTES TO FINANCIAL STATEMENTS
September 30, 2006
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the nine months ended September 30, 2006, aggregated $792,500 and $1,720,000, respectively. Purchases and sales of long-term U.S. Government Securities for the nine months ended September 30, 2006, aggregated $0 and $1,195,560, respectively.
At September 30, 2006, gross unrealized appreciation on investments was $32,084 and gross unrealized depreciation on investments was $288,760 for a net unrealized depreciation of $256,676 for financial reporting and federal income tax purposes.


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of November 1, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
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By:
November 1, 2006
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/s/________________________________________________
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Date          Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
November 1, 2006
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/s/________________________________________________
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Date          James M. Johnson, President

By:
November 1, 2006
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/s/________________________________________________
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Date                              Kathleen Carlson, Treasurer